Income Taxes (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 5,994,532	$ 4,186,483
Valuation allowance	(5,994,532)	(4,186,483)
Net deferred taxes	$ 0	$ 0